Supplementary Financial Statement Information - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregated Revenues [Line Items]
Total revenues	$ 181	$ 2,234
Revenues from milestones [Member]
Schedule of Disaggregated Revenues [Line Items]
Total revenues		2,000
Revenues from the Sales of Goods [Member]
Schedule of Disaggregated Revenues [Line Items]
Total revenues	$ 181	$ 234